Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000215594 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000215594 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000215594 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215594 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215594 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215594 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215594 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000215594 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000215594 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215598 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000215598 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000215598 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215598 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215598 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215598 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215598 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000215598 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000215598 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215597 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000215597 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000215597 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215597 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215597 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215597 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215597 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000215597 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000215597 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215595 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000215595 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000215595 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215595 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215595 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215595 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215595 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000215595 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000215595 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215596 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000215596 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000215596 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215596 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215596 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215596 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215596 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000215596 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000215596 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065243 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000065243 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000065243 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000065243 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000065243 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000065243 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065243 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000065243 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065243 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(74.90%)
C000065243 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000065243 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065243 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065243 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065243 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000065243 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000065243 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000069483 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000069483 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000069483 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000069483 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000069483 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069483 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069483 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000069483 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069483 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(74.90%)
C000069483 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000069483 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069483 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069483 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069483 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000069483 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000069483 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000200461 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000200461 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000200461 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000200461 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000200461 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200461 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200461 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000200461 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200461 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(74.90%)
C000200461 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000200461 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200461 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200461 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200461 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000200461 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000200461 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000065246 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000065246 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000065246 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000065246 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000065246 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000065246 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065246 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000065246 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065246 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(74.90%)
C000065246 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000065246 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065246 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065246 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065246 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000065246 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000065246 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000065245 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000065245 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000065245 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000065245 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000065245 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000065245 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065245 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000065245 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065245 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(74.90%)
C000065245 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000065245 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000065245 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065245 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000065245 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000065245 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000065245 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000069484 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000069484 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000069484 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000069484 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000069484 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069484 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069484 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000069484 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000069484 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(74.90%)
C000069484 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000069484 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069484 | AssetConvertible Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000069484 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000069484 | AssetConvertible Preferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000069484 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000069484 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000035569 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035569 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000035569 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000035569 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035569 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035569 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000035569 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(127.10%)
C000035569 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	198.00%
C000035569 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035569 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000064165 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064165 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000064165 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064165 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064165 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064165 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000064165 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(127.10%)
C000064165 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	198.00%
C000064165 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064165 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000026542 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	268.40%
C000026542 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026542 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026542 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026542 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026542 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(178.40%)
C000026542 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000026542 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026544 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	268.40%
C000026544 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026544 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026544 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026544 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026544 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(178.40%)
C000026544 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000026544 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000203300 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	268.40%
C000203300 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203300 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203300 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000203300 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000203300 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(178.40%)
C000203300 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000203300 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026541 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	268.40%
C000026541 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026541 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026541 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026541 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026541 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(178.40%)
C000026541 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000026541 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064137 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	268.40%
C000064137 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064137 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064137 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064137 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064137 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(178.40%)
C000064137 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000064137 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026566 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000026566 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026566 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026566 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026566 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026566 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026566 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000026566 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026566 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000026566 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000026566 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026566 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026566 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026566 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026565 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000026565 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026565 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026565 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026565 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026565 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026565 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000026565 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026565 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000026565 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000026565 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026565 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026565 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026565 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026567 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000026567 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026567 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026567 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026567 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026567 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026567 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000026567 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026567 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000026567 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000026567 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026567 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026567 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026567 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200444 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000200444 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200444 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000200444 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200444 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200444 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200444 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000200444 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200444 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000200444 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000200444 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200444 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200444 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200444 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026564 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000026564 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026564 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026564 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026564 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026564 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026564 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000026564 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026564 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000026564 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000026564 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000026564 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026564 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026564 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064141 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000064141 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064141 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000064141 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064141 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064141 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064141 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000064141 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000064141 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.90%)
C000064141 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000064141 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064141 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064141 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064141 | AssetSale-Buyback Financing Transactions
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000080408 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000080408 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000080408 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000080408 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000080408 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080408 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080408 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080408 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000080408 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.60%)
C000080408 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000080408 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000080408 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080408 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000195167 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000195167 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000195167 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000195167 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000195167 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000195167 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195167 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195167 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000195167 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.60%)
C000195167 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000195167 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000195167 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195167 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035567 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000035567 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000035567 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000035567 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000035567 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035567 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035567 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035567 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000035567 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.60%)
C000035567 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000035567 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000035567 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035567 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064164 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000064164 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000064164 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000064164 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000064164 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064164 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064164 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064164 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000064164 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(48.60%)
C000064164 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000064164 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064164 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064164 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026572 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026572 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026572 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026572 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026572 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026572 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(82.30%)
C000026572 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	156.10%
C000026572 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026574 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026574 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026574 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026574 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026574 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026574 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(82.30%)
C000026574 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	156.10%
C000026574 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026570 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026570 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026570 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026570 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026570 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026570 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(82.30%)
C000026570 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	156.10%
C000026570 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064142 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064142 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000064142 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064142 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064142 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000064142 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(82.30%)
C000064142 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	156.10%
C000064142 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000073751 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000073751 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000073751 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000073751 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000073751 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073751 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073751 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000073751 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000073751 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.70%)
C000073751 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000073751 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073751 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073751 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000073752 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000073752 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000073752 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000073752 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000073752 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073752 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073752 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000073752 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000073752 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.70%)
C000073752 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000073752 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073752 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073752 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000073749 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000073749 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000073749 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000073749 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000073749 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073749 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073749 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000073749 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000073749 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.70%)
C000073749 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000073749 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073749 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073749 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000073754 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000073754 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000073754 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	63.20%
C000073754 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000073754 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073754 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000073754 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000073754 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000073754 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(60.70%)
C000073754 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000073754 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000073754 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073754 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000026586 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000026586 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026586 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000026586 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000026586 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026586 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026586 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000026586 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.80%)
C000026586 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000026586 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026586 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000085176 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000085176 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000085176 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000085176 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000085176 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085176 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000085176 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000085176 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(15.80%)
C000085176 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000085176 | AssetLoan Participations and Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000085176 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000118565 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118565 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	150.80%
C000118565 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000118565 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000118565 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118565 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118565 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(115.00%)
C000118565 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118565 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000118566 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118566 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	150.80%
C000118566 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000118566 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000118566 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118566 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118566 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(115.00%)
C000118566 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118566 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200465 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200465 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	150.80%
C000200465 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000200465 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000200465 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200465 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200465 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(115.00%)
C000200465 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200465 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000118561 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118561 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	150.80%
C000118561 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000118561 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000118561 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118561 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118561 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(115.00%)
C000118561 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118561 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000118562 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118562 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	150.80%
C000118562 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000118562 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000118562 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118562 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000118562 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(115.00%)
C000118562 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000118562 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241367 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000241367 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241367 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000241367 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000241367 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241367 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000241367 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241367 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(16.80%)
C000241367 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000026659 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000026659 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026659 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000026659 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000026659 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026659 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026659 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026659 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026659 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.50%)
C000026659 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000026659 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026659 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000217562 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000217562 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217562 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000217562 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000217562 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217562 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217562 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000217562 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217562 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.50%)
C000217562 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000217562 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217562 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000217563 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000217563 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000217563 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000217563 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000217563 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000217563 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000217563 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000217563 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217563 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.50%)
C000217563 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000217563 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000217563 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000203306 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000203306 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000203306 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000203306 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000203306 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000203306 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203306 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000203306 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000203306 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.50%)
C000203306 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000203306 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000203306 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000026658 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000026658 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000026658 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000026658 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000026658 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026658 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026658 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000026658 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026658 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.50%)
C000026658 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000026658 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000026658 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000066771 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000066771 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000066771 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000066771 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000066771 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000066771 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000066771 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066771 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000066771 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(34.50%)
C000066771 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000066771 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066771 | AssetU.S. Government Agencies_SS
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29]
C000026656 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000026656 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000026656 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026656 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000026656 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026656 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026656 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026656 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.00%)
C000026656 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000026656 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000026656 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082492 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000082492 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000082492 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082492 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000082492 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082492 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000082492 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000082492 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(37.00%)
C000082492 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000082492 | AssetPreferred Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082492 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099804 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000099804 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099804 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000099804 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099804 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000099804 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099804 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000099804 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099804 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.40%)
C000099804 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000099804 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000099804 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099802 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000099802 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099802 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000099802 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000099802 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000099802 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000099802 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000099802 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000099802 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(29.40%)
C000099802 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000099802 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000099802 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.
[15]	Rounded value of investments is less than 0.1% of net assets.
[16]	Rounded value of investments is less than 0.1% of net assets.
[17]	Rounded value of investments is less than 0.1% of net assets.
[18]	Rounded value of investments is less than 0.1% of net assets.
[19]	Rounded value of investments is less than 0.1% of net assets.
[20]	Rounded value of investments is less than 0.1% of net assets.
[21]	Rounded value of investments is less than 0.1% of net assets.
[22]	Rounded value of investments is less than 0.1% of net assets.
[23]	Rounded value of investments is less than 0.1% of net assets.
[24]	Rounded value of investments is less than 0.1% of net assets.
[25]	Rounded value of investments is less than 0.1% of net assets.
[26]	Rounded value of investments is less than 0.1% of net assets.
[27]	Rounded value of investments is less than 0.1% of net assets.
[28]	Rounded value of investments is less than 0.1% of net assets.
[29]	Rounded value of investments is less than 0.1% of net assets.